Transactions with Related Parties, Technical Management Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / d
Technical Management Agreement [Abstract]
Management fees	$ 0	$ 0	$ 122
Enterprises Shipping and Trading SA [Member] | Technical Management Agreement [Member]
Technical Management Agreement [Abstract]
Fixed daily fee per vessel | $ / d			450
Management fees	$ 0	$ 0	$ 122